Insurance business (Tables)	12 Months Ended
Dec. 31, 2024
Insurance business [Abstract]
(A) Insurance service result

	2024 £m	2023 £m	2022 £m
Insurance revenue
Amounts relating to the changes in liabilities for remaining coverage:
CSM recognised for services provided	449	329	245
Change in risk adjustments for non-financial risk for risk expired	58	84	103
Expected claims and other insurance service expenses	1,916	1,907	1,696
Charges (credits) to funds in respect of policyholder tax and other	108	87	(228)
	2,531	2,407	1,816
Recovery of insurance acquisition cash flows	105	87	86
Total life	2,636	2,494	1,902
Total non-life	655	514	559
Total insurance revenue	3,291	3,008	2,461
Insurance service expense
Incurred claims and other insurance service expenses	(1,978)	(1,897)	(1,751)
Changes that relate to past service: adjustment to liabilities for incurred claims	(4)	–	–
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(72)	58	(1,486)
Amortisation of insurance acquisition cash flows	(105)	(88)	(85)
Total life excluding net impairment loss on insurance acquisition assets	(2,159)	(1,927)	(3,322)
Net impairment loss on insurance acquisition assets	(9)	(7)	(14)
Total life	(2,168)	(1,934)	(3,336)
Total non-life[1]	(565)	(480)	(527)
Total insurance service expense	(2,733)	(2,414)	(3,863)
Net (expense) income from reinsurance contracts held	(72)	2	62
Insurance service result	486	596	(1,340)
1Includes weather-related claims of £82 million (2023: £57 million; 2022: £116 million), of which £64 million (2023: £51 million; 2022: £108 million) was related to severe weather events.

(B) Net investment return on assets held to back insurance and investment contracts and net insurance finance (expense) income arising from insurance and investment contracts	The following table shows the net investment return on assets held to back insurance and participating investment contracts and the net finance expense arising from insurance, participating investment and reinsurance contracts, as required by IFRS 17. For completeness, the net investment return on assets held to back third party interests in consolidated funds and non-participating investment contracts and the related finance expense is also shown. These contracts are accounted for under IFRS 9.

	2024
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	10,247	38	10,285
Foreign exchange	196	–	196
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)	10,439	38	10,477
Net investment return on assets held to back third party interests in consolidated funds			1,105
Net investment return on assets held to back non-participating investment contracts			4,431
Net investment return on assets held to back insurance and investment contracts[1]			16,013

Changes in fair value of underlying items of direct participating contracts	(10,844)	–	(10,844)
Effects of risk mitigation option	161	–	161
Interest accreted	(839)	(7)	(846)
Effect of changes in interest rates and other financial assumptions	1,001	–	1,001
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	140	–	140
Net finance expense from insurance and participating investment contracts	(10,381)	(7)	(10,388)

Net finance income from reinsurance contracts held	47	–	47

Net finance expense from insurance, participating investment and reinsurance contracts	(10,334)	(7)	(10,341)
Movement in third party interests in consolidated funds			(1,059)
Change in non-participating investment contracts			(4,878)
Net finance expense arising from insurance and investment contracts			(16,278)

	2023
	Life £m	Non-life £m	Total £m
Net gains on financial assets and liabilities at fair value through profit or loss	11,218	35	11,253
Foreign exchange	542	–	542
Investment property losses	(4)	–	(4)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)	11,756	35	11,791
Net investment return on assets held to back third party interests in consolidated funds			1,179
Net investment return on assets held to back non-participating investment contracts			3,772
Net investment return on assets held to back insurance and investment contracts[1]			16,742

Changes in fair value of underlying items of direct participating contracts	(10,293)	–	(10,293)
Effects of risk mitigation option	172	–	172
Interest accreted	(874)	(6)	(880)
Effect of changes in interest rates and other financial assumptions	(654)	–	(654)
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(80)	–	(80)
Net finance expense from insurance and participating investment contracts	(11,729)	(6)	(11,735)

Net finance income from reinsurance contracts held	51	–	51

Net finance expense from insurance, participating investment and reinsurance contracts	(11,678)	(6)	(11,684)
Movement in third party interests in consolidated funds			(1,109)
Change in non-participating investment contracts			(3,983)
Net finance expense arising from insurance and investment contracts			(16,776)
Note 8: Insurance business continued

	2022
	Life £m	Non-life £m	Total £m
Net (losses) gains on financial assets and liabilities at fair value through profit or loss	(14,876)	9	(14,867)
Foreign exchange	(1,039)	–	(1,039)
Investment property losses	(3)	–	(3)
Net investment return on assets held to back insurance and participating investment contracts (memorandum item)	(15,918)	9	(15,909)
Net investment return on assets held to back third party interests in consolidated funds			(968)
Net investment return on assets held to back non-participating investment contracts			(4,022)
Net investment return on assets held to back insurance and investment contracts[1]			(20,899)

Changes in fair value of underlying items of direct participating contracts	11,212	–	11,212
Effects of risk mitigation option	(118)	–	(118)
Interest accreted	(350)	(2)	(352)
Effect of changes in interest rates and other financial assumptions	5,226	–	5,226
Effect of changes in fulfilment cash flows at current rates when CSM is unlocked at locked-in rates	(20)	–	(20)
Net finance income (expense) from insurance and participating investment contracts	15,950	(2)	15,948

Net finance expense from reinsurance contracts held	(55)	–	(55)

Net finance income (expense) from insurance, participating investment and reinsurance contracts	15,895	(2)	15,893
Movement in third party interests in consolidated funds			1,035
Change in non-participating investment contracts			3,959
Net finance income arising from insurance and investment contracts			20,887
1Net investment return on assets held to back insurance and investment contracts is reported within net trading income (losses) on the face of the Group’s income statement; includes income of £10,688 million (2023: income of £10,200 million; 2022: loss of £11,081 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance and investment contracts are carried at fair value on the Group’s balance sheet.

(C) Insurance and participating investment contracts assets and liabilities

	2024			2023
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	–	–	–	1	–	1
Liabilities arising from insurance and participating investment contracts[1]	(121,700)	(387)	(122,087)	(119,784)	(364)	(120,148)
Other liabilities[2]	(5,268)	–	(5,268)	–	–	–
Net liability	(126,968)	(387)	(127,355)	(119,783)	(364)	(120,147)
Insurance acquisition assets	–	23	23	8	16	24
Insurance and participating investment contacts net liability	(126,968)	(364)	(127,332)	(119,775)	(348)	(120,123)
1Excluding insurance acquisition assets.
2Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business have been classified as disposal group liabilities and presented in Other liabilities in note 27. Further information on the disposal group is provided in note 24.

	2024				2023
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)

Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	655	–	–	655	514	–	–	514
Insurance revenue	655	–	–	655	514	–	–	514
Insurance service expenses[2]	(32)	–	(533)	(565)	(30)	1	(451)	(480)
Insurance service result	623	–	(533)	90	484	1	(451)	34
Net finance income (expense) from insurance and participating investment contracts	–	–	(7)	(7)	–	–	(6)	(6)
Total change in profit or loss	623	–	(540)	83	484	1	(457)	28
Premiums received	(659)	–	–	(659)	(525)	–	–	(525)
Claims and other insurance service expenses paid	–	–	524	524	–	–	475	475
Insurance acquisition cash flows	29	–	–	29	38	–	–	38
Cash flows	(630)	–	524	(106)	(487)	–	475	(12)
Net liability at 31 December[1]	(32)	–	(355)	(387)	(25)	–	(339)	(364)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to £nil (2023: net reversal of losses of £1 million). Amortisation of insurance acquisition cashflows amounted to £32 million
(2023: £30 million).

(D) Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims

	2024			2023
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
Insurance contract assets	–	–	–	1	–	1
Liabilities arising from insurance and participating investment contracts[1]	(121,700)	(387)	(122,087)	(119,784)	(364)	(120,148)
Other liabilities[2]	(5,268)	–	(5,268)	–	–	–
Net liability	(126,968)	(387)	(127,355)	(119,783)	(364)	(120,147)
Insurance acquisition assets	–	23	23	8	16	24
Insurance and participating investment contacts net liability	(126,968)	(364)	(127,332)	(119,775)	(348)	(120,123)
1Excluding insurance acquisition assets.
2Liabilities arising from insurance contracts relating to the disposal of the Group's bulk annuity business have been classified as disposal group liabilities and presented in Other liabilities in note 27. Further information on the disposal group is provided in note 24.

	2024				2023
	Liabilities for remaining coverage		Liability for incurred claims £m		Liabilities for remaining coverage		Liability for incurred claims £m
Non-life	Excluding loss component £m	Loss component £m		Total £m	Excluding loss component £m	Loss component £m		Total £m
Net liability at 1 January[1]	(25)	–	(339)	(364)	(22)	(1)	(357)	(380)

Contracts under the modified retrospective approach	–	–	–	–	–	–	–	–
Contracts under the fair value transition approach	–	–	–	–	–	–	–	–
Other contracts	655	–	–	655	514	–	–	514
Insurance revenue	655	–	–	655	514	–	–	514
Insurance service expenses[2]	(32)	–	(533)	(565)	(30)	1	(451)	(480)
Insurance service result	623	–	(533)	90	484	1	(451)	34
Net finance income (expense) from insurance and participating investment contracts	–	–	(7)	(7)	–	–	(6)	(6)
Total change in profit or loss	623	–	(540)	83	484	1	(457)	28
Premiums received	(659)	–	–	(659)	(525)	–	–	(525)
Claims and other insurance service expenses paid	–	–	524	524	–	–	475	475
Insurance acquisition cash flows	29	–	–	29	38	–	–	38
Cash flows	(630)	–	524	(106)	(487)	–	475	(12)
Net liability at 31 December[1]	(32)	–	(355)	(387)	(25)	–	(339)	(364)
1Excluding insurance acquisition assets.
2Losses and reversal of losses on onerous contracts amounted to £nil (2023: net reversal of losses of £1 million). Amortisation of insurance acquisition cashflows amounted to £32 million
(2023: £30 million).

(E) Summary of contractual service margin and risk adjustment

	2024			2023
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
CSM on insurance and participating investment contracts[1]	4,646	–	4,646	4,415	–	4,415
CSM on reinsurance contracts[2]	(467)	–	(467)	(220)	–	(220)
Total CSM	4,179	–	4,179	4,195	–	4,195
Risk adjustment on insurance and participating investment contracts[1]	891	19	910	1,159	17	1,176
Risk adjustment on reinsurance contracts[2]	(68)	(1)	(69)	(65)	(1)	(66)
Total risk adjustment	823	18	841	1,094	16	1,110
Total	5,002	18	5,020	5,289	16	5,305
1Includes CSM of £544 million (2023: £nil) and risk adjustment of £36 million (2023: £nil) arising from insurance contracts classified as disposal group liabilities and presented in other liabilities. Further information on the disposal group is provided in note 24.
2Includes CSM of £(426) million (2023: £nil) and risk adjustment of £(36) million (2023: £nil) on reinsurance contracts classified as disposal group assets and presented in other assets.
Further information on the disposal group is provided in note 24.
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(240)	(218)	(199)	(164)	(152)	(591)	(1,169)	(2,733)
Annuities, protection and other[1]	(660)	(106)	(98)	(90)	(83)	(331)	(545)	(1,913)
Insurance and participating investment contracts	(900)	(324)	(297)	(254)	(235)	(922)	(1,714)	(4,646)
Reinsurance contracts held[2]	433	5	4	3	3	8	11	467
Total	(467)	(319)	(293)	(251)	(232)	(914)	(1,703)	(4,179)

At 31 December 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(186)	(176)	(168)	(157)	(133)	(535)	(1,088)	(2,443)
Annuities, protection and other	(147)	(136)	(125)	(117)	(109)	(444)	(894)	(1,972)
Insurance and participating investment contracts	(333)	(312)	(293)	(274)	(242)	(979)	(1,982)	(4,415)
Reinsurance contracts held	20	17	15	14	13	48	94	221
Total	(313)	(295)	(278)	(260)	(229)	(931)	(1,888)	(4,194)
1CSM of £(544) million arising from insurance contracts classified as disposal group liabilities has been included in less than one year. The Group expects the CSM to be derecognised in
2025 upon disposal of the insurance contract liabilities. Further information on the disposal group is provided in note 24.
2CSM of £426 million arising from reinsurance contracts held classified as disposal group assets has been included in less than one year. The Group expects the CSM to be derecognised in 2025 upon disposal of the reinsurance contract assets. Further information on the disposal group is provided in note 24.

(F) Reconciliation of measurement components of insurance contract balances

	2024
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(114,209)	(1,159)		(1,473)	(2,942)	(4,415)	(119,783)
Relating to current services	46	58		155	294	449	553
Contracts initially recognised in the year	33	(65)		–	(61)	(61)	(93)
Changes in estimates that adjust the CSM	334	252		(95)	(491)	(586)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	(2)	23		–	–	–	21
Relating to future services	365	210		(95)	(552)	(647)	(72)
Relating to past services	(3)	(1)		–	–	–	(4)
Insurance service result	408	267		60	(258)	(198)	477
Net finance expense from insurance and participating investment contracts	(10,341)	–		(9)	(31)	(40)	(10,381)
Exchange differences	72	1		7	–	7	80
Total change in profit or loss	(9,861)	268		58	(289)	(231)	(9,824)
Premiums received	(10,679)	–		–	–	–	(10,679)
Claims and other insurance service expenses paid	13,063	–		–	–	–	13,063
Insurance acquisition cash flows	265	–		–	–	–	265
Cash flows	2,649	–		–	–	–	2,649
Transfer to other items in the balance sheet	(10)	–		–	–	–	(10)
Net liability at 31 December[1]	(121,431)	(891)		(1,415)	(3,231)	(4,646)	(126,968)
1Excluding insurance acquisition assets.

	2023
			Contractual service margin (CSM)
Life	Present value of future cash flows £m	Risk adjustment for non- financial risk £m		Contracts measured under the fair value approach £m	Other contracts £m	Total CSM £m	Total £m
Net liability at 1 January[1]	(104,545)	(1,165)		(1,441)	(2,769)	(4,210)	(109,920)
Relating to current services	99	84		129	197	326	509
Contracts initially recognised in the year	107	(86)		–	(92)	(92)	(71)
Changes in estimates that adjust the CSM	390	(12)		(170)	(208)	(378)	–
Changes in estimates that result in losses and reversal of losses on onerous contracts	109	20		–	–	–	129
Relating to future services	606	(78)		(170)	(300)	(470)	58
Insurance service result	705	6		(41)	(103)	(144)	567
Net finance (expense) income from insurance and participating investment contracts	(11,621)	–		7	(70)	(63)	(11,684)
Exchange differences	30	–		2	–	2	32
Total change in profit or loss	(10,886)	6		(32)	(173)	(205)	(11,085)
Premiums received	(9,768)	–		–	–	–	(9,768)
Claims and other insurance service expenses paid	10,721	–		–	–	–	10,721
Insurance acquisition cash flows	203	–		–	–	–	203
Cash flows	1,156	–		–	–	–	1,156
Transfer to other items in the balance sheet	66	–		–	–	–	66
Net liability at 31 December[1]	(114,209)	(1,159)		(1,473)	(2,942)	(4,415)	(119,783)
1Excluding insurance acquisition assets.

(G) Impacts of insurance and participating investment contracts recognised in the year

	2024			2023
Life	Profitable contracts issued £m	Onerous contracts issued £m	Total £m	Profitable contracts issued £m	Onerous contracts issued £m	Total £m
Insurance and participating investment contracts
Insurance acquisition cash flows	56	203	259	87	142	229
Claims and other directly attributable expenses	1,446	4,498	5,944	5,450	447	5,897
Estimates of the present value of future cash outflows	1,502	4,701	6,203	5,537	589	6,126
Estimates of the present value of future cash inflows	(1,577)	(4,659)	(6,236)	(5,708)	(525)	(6,233)
Risk adjustment for non-financial risk	14	51	65	79	7	86
Contractual service margin	61	–	61	92	–	92
Losses recognised on initial recognition	–	93	93	–	71	71

(H) Life business contractual service margin run-off

	2024			2023
	Life £m	Non-life £m	Total £m	Life £m	Non-life £m	Total £m
CSM on insurance and participating investment contracts[1]	4,646	–	4,646	4,415	–	4,415
CSM on reinsurance contracts[2]	(467)	–	(467)	(220)	–	(220)
Total CSM	4,179	–	4,179	4,195	–	4,195
Risk adjustment on insurance and participating investment contracts[1]	891	19	910	1,159	17	1,176
Risk adjustment on reinsurance contracts[2]	(68)	(1)	(69)	(65)	(1)	(66)
Total risk adjustment	823	18	841	1,094	16	1,110
Total	5,002	18	5,020	5,289	16	5,305
1Includes CSM of £544 million (2023: £nil) and risk adjustment of £36 million (2023: £nil) arising from insurance contracts classified as disposal group liabilities and presented in other liabilities. Further information on the disposal group is provided in note 24.
2Includes CSM of £(426) million (2023: £nil) and risk adjustment of £(36) million (2023: £nil) on reinsurance contracts classified as disposal group assets and presented in other assets.
Further information on the disposal group is provided in note 24.
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2024	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(240)	(218)	(199)	(164)	(152)	(591)	(1,169)	(2,733)
Annuities, protection and other[1]	(660)	(106)	(98)	(90)	(83)	(331)	(545)	(1,913)
Insurance and participating investment contracts	(900)	(324)	(297)	(254)	(235)	(922)	(1,714)	(4,646)
Reinsurance contracts held[2]	433	5	4	3	3	8	11	467
Total	(467)	(319)	(293)	(251)	(232)	(914)	(1,703)	(4,179)

At 31 December 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Pensions and investments	(186)	(176)	(168)	(157)	(133)	(535)	(1,088)	(2,443)
Annuities, protection and other	(147)	(136)	(125)	(117)	(109)	(444)	(894)	(1,972)
Insurance and participating investment contracts	(333)	(312)	(293)	(274)	(242)	(979)	(1,982)	(4,415)
Reinsurance contracts held	20	17	15	14	13	48	94	221
Total	(313)	(295)	(278)	(260)	(229)	(931)	(1,888)	(4,194)
1CSM of £(544) million arising from insurance contracts classified as disposal group liabilities has been included in less than one year. The Group expects the CSM to be derecognised in
2025 upon disposal of the insurance contract liabilities. Further information on the disposal group is provided in note 24.
2CSM of £426 million arising from reinsurance contracts held classified as disposal group assets has been included in less than one year. The Group expects the CSM to be derecognised in 2025 upon disposal of the reinsurance contract assets. Further information on the disposal group is provided in note 24.

Critical accounting judgements and key sources of estimation uncertainty	Note 3: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance.
While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are as follows:
•Valuation of liabilities arising from insurance business (note 8(I))
•Retirement benefit obligations (note 12)
•Uncertain tax positions (note 15)
•Fair value of financial instruments (note 17(D))
•Allowance for expected credit losses (note 21)
•Regulatory and legal provisions (note 28)
Note 3: Critical accounting judgements and key sources of estimation uncertainty continued
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgements and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets including goodwill
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Assessments on expected credit loss, focusing on specific climate-related macroeconomic, physical and transition risk impacts on credit quality at a sector and segment level
•Forecasting of the Group’s future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on pages 150 to 153.

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads

		2024		2023
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia - gross	1% reduction	(245)	(184)	393	294
	1% increase	211	158	(333)	(250)
Risk free rate, including illiquidity premia - net	1% reduction	243	183
	1% increase	(203)	(153)
Widening of credit default spreads on corporate bonds	0.25% addition	(174)	(131)	(316)	(237)
Other accounting estimates
Annuitant mortality	5% reduction	49	37	70	52
	5% increase	(46)	(34)	(75)	(56)
Future maintenance and investment expenses	10% reduction	33	25	29	21
	10% increase	(33)	(25)	(29)	(21)
Non-annuitant mortality and morbidity	5% reduction	61	46	63	47
	5% increase	(62)	(46)	(63)	(47)
Lapse rates	10% reduction	(6)	(4)	(11)	(8)
	10% increase	4	3	8	6

Critical judgement:	Determining whether a present obligation exists and whether it is more likely than not that an outflow of resources will be required to settle that obligation
Key sources of estimation uncertainty:	Populations impacted, level of remediation and response rates

(I) Life insurance sensitivity analysis	Note 3: Critical accounting judgements and key sources of estimation uncertainty
The preparation of the Group’s financial statements in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. Due to the inherent uncertainty in making estimates, actual results reported in future periods may be based upon amounts which differ from those estimates. Estimates, judgements and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In preparing the financial statements, the Group has considered the impact of climate-related risks on its financial position and performance.
While the effects of climate change represent a source of uncertainty, the Group does not consider there to be a material impact on its judgements and estimates from the physical, transition and other climate-related risks in the short term.
The significant judgements, apart from those involving estimation, made by management in applying the Group’s accounting policies in these financial statements (critical judgements) and the key sources of estimation uncertainty that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year (key sources of estimation uncertainty), which together are considered critical to the Group’s results and financial position, are as follows:
•Valuation of liabilities arising from insurance business (note 8(I))
•Retirement benefit obligations (note 12)
•Uncertain tax positions (note 15)
•Fair value of financial instruments (note 17(D))
•Allowance for expected credit losses (note 21)
•Regulatory and legal provisions (note 28)
Note 3: Critical accounting judgements and key sources of estimation uncertainty continued
Consideration of climate change
Financial statement preparation includes the consideration of the impact of climate change on the Group’s financial statements. There has been no material impact identified on the financial reporting judgements and estimates. In particular, the directors considered the impact of climate change in respect of the:
•Going concern of the Group for a period of at least 12 months from the date of approval of the financial statements
•Assessment of impairment of non-financial assets including goodwill
•Carrying value and useful economic lives of property, plant and equipment
•Fair value of financial assets and liabilities. These are generally based on market indicators which include the market’s assessment of climate risk
•Assessments on expected credit loss, focusing on specific climate-related macroeconomic, physical and transition risk impacts on credit quality at a sector and segment level
•Forecasting of the Group’s future UK taxable profits, which impacts deferred tax recognition
Whilst there is currently no material short-term impact of climate change expected, the Group acknowledges the long-term nature of climate risk and continues to monitor and assess climate risks highlighted in the risk management section on pages 150 to 153.

Critical judgements:	Determining the characteristics which make a product illiquid, the level of illiquidity premium to apply to the discount rate of different products and how the illiquidity premium is determined
Key sources of estimation uncertainty:	Increase in illiquidity premia and widening of credit default spreads

		2024		2023
	Change in variable	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m	Increase (reduction) in profit before tax £m	Increase (reduction) in equity £m
Key sources of estimation uncertainty
Risk free rate, including illiquidity premia - gross	1% reduction	(245)	(184)	393	294
	1% increase	211	158	(333)	(250)
Risk free rate, including illiquidity premia - net	1% reduction	243	183
	1% increase	(203)	(153)
Widening of credit default spreads on corporate bonds	0.25% addition	(174)	(131)	(316)	(237)
Other accounting estimates
Annuitant mortality	5% reduction	49	37	70	52
	5% increase	(46)	(34)	(75)	(56)
Future maintenance and investment expenses	10% reduction	33	25	29	21
	10% increase	(33)	(25)	(29)	(21)
Non-annuitant mortality and morbidity	5% reduction	61	46	63	47
	5% increase	(62)	(46)	(63)	(47)
Lapse rates	10% reduction	(6)	(4)	(11)	(8)
	10% increase	4	3	8	6

Critical judgement:	Determining whether a present obligation exists and whether it is more likely than not that an outflow of resources will be required to settle that obligation
Key sources of estimation uncertainty:	Populations impacted, level of remediation and response rates

Schedule of Average Yield Curves	The average sterling yield curves that were used to discount the estimates of future cash flows that do not vary based on the returns of the underlying items are as follows:

	1 year	5 year	10 year	20 year	30 year
2024	5.58	5.17	5.66	5.71	5.06
2023	5.37	4.15	4.79	4.72	4.19